Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Horizon Quantum Holdings Ltd.
Entity Central Index Key	0002088256
Entity File Number	001-43203
Entity Incorporation, State or Country Code	U0
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	29 Media Cir. #05-22
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	138565
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	1
Class A ordinary shares
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares
Trading Symbol	HQ
Security Exchange Name	NASDAQ
Warrant
Entity Listings [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	HQWWW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Joseph Fitzsimons
Contact Personnel Email Address	joe@horizonquantum.com
Entity Address, Address Line One	29 Media Cir. #05-22
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	138565
Entity Phone Fax Numbers [Line Items]
City Area Code	+65
Local Phone Number	6591 8840